Derivative Instruments - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) instrument	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) instrument	Dec. 31, 2017 USD ($) instrument
Derivatives, Fair Value [Line Items]
Hedge ineffectiveness gain (loss)	$ 0	$ 0	$ 0	$ 0
Derivatives Designated as Hedging Instruments | Federal Home Loan Bank Advances
Derivatives, Fair Value [Line Items]
Federal Home Loan Bank, average floating rate			$ 280,000,000	$ 366,000,000
Derivatives Designated as Hedging Instruments | Federal Home Loan Bank Advances | Maximum
Derivatives, Fair Value [Line Items]
Average remaining maturity			1 year	9 years
Derivatives Designated as Hedging Instruments | Federal Home Loan Bank Advances | Minimum
Derivatives, Fair Value [Line Items]
Average remaining maturity				2 years
Derivatives Designated as Hedging Instruments | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Number of instruments held | instrument			16	15
Notional amount			$ 280,000,000	$ 255,000,000
Derivatives Designated as Hedging Instruments | Interest Rate Swap Contracts | Maximum
Derivatives, Fair Value [Line Items]
Average remaining maturity			8 years	9 years
Derivatives Designated as Hedging Instruments | Interest Rate Swap Contracts | Minimum
Derivatives, Fair Value [Line Items]
Average remaining maturity			1 year	3 years
Derivatives Not Designated as Hedging Instruments | Interest Rate Swap Contracts | Customers
Derivatives, Fair Value [Line Items]
Number of instruments held | instrument	12		8	1
Notional amount	$ 145,400,000.0		$ 80,400,000.0	$ 54,600,000.0
Average remaining maturity				10 years
Derivatives Not Designated as Hedging Instruments | Interest Rate Swap Contracts | Maximum | Customers
Derivatives, Fair Value [Line Items]
Average remaining maturity			10 years
Derivatives Not Designated as Hedging Instruments | Interest Rate Swap Contracts | Minimum | Customers
Derivatives, Fair Value [Line Items]
Average remaining maturity			5 years
Derivatives Not Designated as Hedging Instruments | Interest Rate Cap Contracts | Customers
Derivatives, Fair Value [Line Items]
Number of instruments held | instrument	16,000		16	7
Notional amount	$ 320,800,000.0		$ 323,700,000.0	$ 162,100,000.0
Derivatives Not Designated as Hedging Instruments | Interest Rate Cap Contracts | Maximum | Customers
Derivatives, Fair Value [Line Items]
Average remaining maturity			5 years	4 years
Derivatives Not Designated as Hedging Instruments | Interest Rate Cap Contracts | Minimum | Customers
Derivatives, Fair Value [Line Items]
Average remaining maturity			1 year	1 year 6 months